Loans and Related Allowance for Loan Losses (Allowance for Loan Losses and Related Investments in Loans Receivable) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 2,478				$ 2,380	$ 2,478	$ 2,380	$ 2,287
Charge-offs									(279)	(415)	(275)
Recoveries									58	11	11
Provision for loan losses	$ 100	$ 132	$ 113	121	$ 200	$ 140	$ 112	50	466	502	357
Allowance for loan losses: Ending balance	2,723				2,478				2,723	2,478	2,380
Ending balance: individually evaluated for impairment	56								56		150
Ending balance: collectively evaluated for impairment	2,667				2,478				2,667	2,478	2,230
Loans: Ending Balance	378,297				377,043				378,297	377,043	294,901
Ending balance: individually evaluated for impairment	12,447				4,962				12,447	4,962	6,553
Ending balance: collectively evaluated for impairment	364,794				370,617				364,794	370,617	288,348
Commercial, Financial and Agricultural [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				264				222	264	222	253
Charge-offs									(4)	(11)	(20)
Recoveries										7	4
Provision for loan losses									58	46	(15)
Allowance for loan losses: Ending balance	318				264				318	264	222
Ending balance: collectively evaluated for impairment	318				264				318	264	222
Loans: Ending Balance	40,827				34,171				40,827	34,171	23,738
Ending balance: individually evaluated for impairment	436				475				436	475	1
Ending balance: collectively evaluated for impairment	40,391				33,696				40,391	33,696	23,737
Commercial Loan [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance								665		665	534
Charge-offs											(92)
Recoveries											5
Provision for loan losses											218
Allowance for loan losses: Ending balance											665
Ending balance: collectively evaluated for impairment											665
Loans: Ending Balance											90,000
Ending balance: individually evaluated for impairment											2,264
Ending balance: collectively evaluated for impairment											87,736
Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				836				665	836	665
Charge-offs									(146)	(66)
Recoveries									24
Provision for loan losses									234	237
Allowance for loan losses: Ending balance	948				836				948	836	665
Ending balance: collectively evaluated for impairment	948				836				948	836
Loans: Ending Balance	123,711				127,213				123,711	127,213
Ending balance: individually evaluated for impairment	5,499				1,851				5,499	1,851
Ending balance: collectively evaluated for impairment	117,571				124,528				117,571	124,528
Construction Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				191				155	191	155	212
Charge-offs										(24)	(18)
Provision for loan losses									40	60	(39)
Allowance for loan losses: Ending balance	231				191				231	191	155
Ending balance: collectively evaluated for impairment	231				191				231	191	155
Loans: Ending Balance	35,206				26,672				35,206	26,672	20,713
Ending balance: individually evaluated for impairment	2,455								2,455		336
Ending balance: collectively evaluated for impairment	32,751				26,672				32,751	26,672	20,377
Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,140				1,300	1,140	1,300	1,246
Charge-offs									(103)	(305)	(125)
Recoveries									15	1
Provision for loan losses									91	144	179
Allowance for loan losses: Ending balance	1,143				1,140				1,143	1,140	1,300
Ending balance: individually evaluated for impairment	56								56		150
Ending balance: collectively evaluated for impairment	1,087				1,140				1,087	1,140	1,150
Loans: Ending Balance	154,905				164,617				154,905	164,617	140,676
Ending balance: individually evaluated for impairment	4,057				2,636				4,057	2,636	3,952
Ending balance: collectively evaluated for impairment	150,433				161,351				150,433	161,351	136,724
Obligations of State and Political Subdivisions [Member] | Unallocated Financing Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	13,616				17,524				13,616	17,524	15,730
Ending balance: collectively evaluated for impairment	13,616				17,524				13,616	17,524	15,730
Personal Loan [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 47				$ 38	47	38	42
Charge-offs									(26)	(9)	(20)
Recoveries									19	3	2
Provision for loan losses									43	15	14
Allowance for loan losses: Ending balance	83				47				83	47	38
Ending balance: collectively evaluated for impairment	83				47				83	47	38
Loans: Ending Balance	10,032				6,846				10,032	6,846	4,044
Ending balance: collectively evaluated for impairment	10,032				6,846				10,032	6,846	$ 4,044
Acquired with Credit Deterioration [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	1,056								1,056
Ending balance: individually evaluated for impairment					1,464					1,464
Acquired with Credit Deterioration [Member] | Commercial Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	641				834				641	834
Ending balance: individually evaluated for impairment					834					834
Acquired with Credit Deterioration [Member] | Mortgage Loan [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	$ 415				630				$ 415	630
Ending balance: individually evaluated for impairment					$ 630					$ 630